Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2025
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2025	December 31, 2024
Cost:
Beginning balance:	120,543	112,375
- Additions	618	46,421
- Disposals	(36,250)	(19,753)
- Transfer to “Vessel held for sale”	(19,878)	(18,500)
Ending balance:	65,033	120,543

Accumulated depreciation:
Beginning balance:	(9,954)	(7,556)
- Depreciation for the period	(6,373)	(7,982)
- Disposals	6,248	1,486
- Transfer to “Vessel held for sale”	3,873	4,098
Ending balance:	(6,206)	(9,954)

Net book value	58,827	110,589